Dear Variable Annuity Owner:

The year 2002 was a challenging one for investors. Short term interest rates fell to 40-year lows and this is reflected in very low money market returns. Declines in longer term rates helped the investment grade bond market post positive returns. However, stocks fell for the third year in a row. The S&P 500 ended the year with a decline of 22.1% and the NASDAQ was down 31.5% for the year. You will find a more detailed discussion of 2002 results and the outlook for the 2003 investment climate in the Ultra Series Fund section of this booklet. We encourage you to read it.

The table below shows the percent change in unit price for each of the subaccounts that support the MEMBERS(R) Variable Annuity II and the MEMBERS(R) Choice Variable Annuity.

                         PERCENT CHANGE IN UNIT VALUE FROM DECEMBER 31, 2001 THROUGH DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------
                                      PERCENT CHANGE IN UNIT                                        PERCENT CHANGE IN UNIT
SUBACCOUNT                                     VALUE            SUBACCOUNT                                  VALUE
-------------------------------       ----------------------    ---------------------------         ------------------------
Money Market                                   0.29%            Capital Appreciation Stock                 (32.19)%

Bond                                           7.34%            Mid-Cap Stock                              (18.36)%

High Income                                    1.95%            Multi-Cap Growth Stock                     (26.14)%

Balanced                                     (12.18)%           Global Securities                          (22.62)%

Growth and Income Stock                      (22.42)%           International Stock                         (9.06)%

The CUNA Mutual Life Variable Annuity Account invests in mutual funds. The results shown above reflect the deduction of the separate account level charges in addition to the fund level charges. Returns at the subaccount level shown above are slightly lower than at the mutual fund level as a result of these subaccount charges.

This booklet is divided into two sections. The first section contains the following reports for the CUNA Mutual Life Variable Annuity Account:

      Statements of Assets and Liabilities..................  page 2      Notes to Financial Statements..............  page 8
      Statements of Operations..............................  page 4      Report of Independent Accountants..........  page 12
      Statements of Changes in Net Assets...................  page 5

The second section of this booklet contains the annual reports for the Ultra Series Fund, the underlying mutual fund supporting the subaccount. The Ultra Series Fund includes the Money Market Fund, Bond Fund, High Income Fund, Balanced Fund, Growth and Income Stock Fund, Capital Appreciation Stock Fund, Mid-Cap Stock Fund, Multi-Cap Growth Stock Fund, Global Securities Fund , and International Stock Fund.

We at CUNA Mutual Life Insurance Company appreciate the trust and confidence you place in us. We are committed to helping you meeting your long term retirement investment needs and look forward to serving you in the future.

Sincerely,


/s/ Michael B. Kitchen

Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2002

                                                 MONEY                            HIGH                         GROWTH AND
                                                 MARKET           BOND           INCOME         BALANCED      INCOME STOCK
ASSETS:                                        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                               ----------      ----------      ----------      ----------      ----------
INVESTMENTS IN ULTRA SERIES FUND:
   (note 2)

Money Market Fund,
   45,028,342 shares at net asset value of
   $1.00 per share (cost $45,028,342)          $45,028,342    $         --    $         --    $         --    $         --

Bond Fund,
   10,112,483 shares at net asset value of
   $10.59 per share (cost $105,976,998)                 --     107,120,480              --              --              --

High Income Fund,
   1,659,736 shares at net asset value of
   $9.04 per share (cost $15,903,835)                   --              --      15,012,216              --              --

Balanced Fund,
   6,705,421 shares at net asset value of
   $15.85 per share (cost $122,118,377)                 --              --                     106,262,262              --

Growth and Income Stock Fund,
   3,062,029 shares at net asset value of
   $22.20 per share (cost $86,147,464)                  --              --              --                      67,962,677
                                              ------------    ------------    ------------    ------------    ------------
      Total assets                              45,028,342     107,120,480      15,012,216     106,262,262      67,962,677
                                              ------------    ------------    ------------    ------------    ------------
LIABILITIES:
Accrued adverse mortality and
   expense charges                                  44,824         103,805          14,716         106,001          68,539
                                              ------------    ------------    ------------    ------------    ------------
      Total liabilities                             44,824         103,805          14,716         106,001          68,539
                                              ------------    ------------    ------------    ------------    ------------
      Net assets                               $44,983,518    $107,016,675     $14,997,500    $106,156,261     $67,894,138
                                              ============    ============    ============    ============    ============
CONTRACT OWNERS' EQUITY:
Contracts in accumulation period
    (note 5)                                   $44,967,918    $106,929,500     $14,978,445    $105,892,728     $67,839,761
Contracts in annuity period
    (note 2 and note 5)                             15,600          87,175          19,055         263,533          54,377
                                              ------------    ------------    ------------    ------------    ------------
      Total contract owners' equity            $44,983,518    $107,016,675     $14,997,500    $106,156,261     $67,894,138
                                              ============    ============    ============    ============    ============
      Total units outstanding
        (note 5 and note 6)                      4,346,000       9,034,340       1,434,029      12,695,597      10,166,902
                                              ============    ============    ============    ============    ============
      Net asset value per unit                      $10.35          $11.85          $10.46           $8.36           $6.68
                                              ============    ============    ============    ============    ============

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                 STATEMENTS OF ASSETS AND LIABILITIES, CONTINUED
                                December 31, 2002

                                               CAPITAL                     MULTI-CAP
                                             APPRECIATION     MID-CAP        GROWTH         GLOBAL     INTERNATIONAL
                                                STOCK          STOCK          STOCK       SECURITIES        STOCK
ASSETS:                                      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                             ----------     ----------     ----------     ----------     ----------
INVESTMENTS IN ULTRA SERIES FUND:
   (note 2)

Capital Appreciation Stock Fund,
   3,261,562 shares at net asset value of
   $14.15 per share (cost $65,577,084)       $46,161,152    $        --    $        --    $        --    $        --

Mid-Cap Stock Fund,
   3,031,459 shares at net asset value of
   $11.22 per share (cost $40,603,442)                       34,026,384             --             --             --

Multi-Cap Growth Stock Fund,
   2,403,224 shares at net asset value of
   $4.67 per share (cost $14,294,807)                 --                    11,217,282             --             --

Global Securities Fund,
   442,530 shares at net asset value of
   $6.94 per share (cost $3,807,439)                  --             --             --      3,069,607             --

International Stock Fund,
   741,762 shares at net asset value of
   $7.19 per share (cost $6,012,763)                  --             --             --             --      5,334,446
                                             -----------    -----------    -----------    -----------    -----------
      Total assets                            46,161,152     34,026,384     11,217,282      3,069,607      5,334,446
                                             -----------    -----------    -----------    -----------    -----------
LIABILITIES
Accrued adverse mortality and
   expense charges                                46,608         34,307         10,917          3,059          5,220
                                             -----------    -----------    -----------    -----------    -----------
      Total liabilities                           46,608         34,307         10,917          3,059          5,220
                                             -----------    -----------    -----------    -----------    -----------
      Net assets                             $46,114,544    $33,992,077    $11,206,365     $3,066,548     $5,329,226
                                             ===========    ===========    ===========    ===========    ===========
CONTRACT OWNERS' EQUITY:
Contracts in accumulation period
    (note 5)                                 $46,085,033    $33,964,053    $11,193,706     $3,057,809     $5,327,307
Contracts in annuity period
    (note 2 and note 5)                           29,511         28,024         12,659          8,739          1,919
                                             -----------    -----------    -----------    -----------    -----------
      Total contract owners' equity          $46,114,544    $33,992,077    $11,206,365     $3,066,548     $5,329,226
                                             ===========    ===========    ===========    ===========    ===========
      Total units outstanding
        (note 5 and note 6)                    8,047,228      3,712,264      2,557,122        439,449        747,757
                                             ===========    ===========    ===========    ===========    ===========
      Net asset value per unit                     $5.73          $9.16          $4.38          $6.98          $7.13
                                             ===========    ===========    ===========    ===========    ===========

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 2002

                                              MONEY                              HIGH                           GROWTH AND
                                              MARKET            BOND            INCOME          BALANCED       INCOME STOCK
INVESTMENT INCOME (LOSS):                   SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                           ------------     ------------     ------------     ------------     ------------
  Dividend income                              $622,614       $4,118,590         $946,610       $3,297,709       $1,003,660
  Adverse mortality and expense charges
   (note 3)                                    (484,350)        (779,275)        (128,802)      (1,051,016)        (704,433)
                                           ------------     ------------     ------------     ------------     ------------
  Net investment income (loss)                  138,264        3,339,315          817,808        2,246,693          299,227
                                           ------------     ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received               --               --               --            1,732               --
   Proceeds from sale of securities          55,368,631        3,356,911          756,381        4,151,016        2,848,341
   Cost of securities sold                  (55,368,631)      (3,323,196)        (792,887)      (4,775,071)      (3,574,150)
                                           ------------     ------------     ------------     ------------     ------------
   Net realized gain (loss) on security
    transactions                                     --           33,715          (36,506)        (622,323)        (725,809)
  Net change in unrealized appreciation
   or depreciation on investments                    --        1,676,428         (493,976)     (13,496,593)     (15,954,953)
                                           ------------     ------------     ------------     ------------     ------------
   Net gain (loss) on investments                    --        1,710,143         (530,482)     (14,118,916)     (16,680,762)
                                           ------------     ------------     ------------     ------------     ------------
Net increase (decrease) in net assets
  resulting from operations                    $138,264       $5,049,458         $287,326     ($11,872,223)    ($16,381,535)
                                           ============     ============     ============     ============     ============

                                             CAPITAL                          MULTI-CAP
                                           APPRECIATION       MID-CAP           GROWTH           GLOBAL        INTERNATIONAL
                                              STOCK            STOCK            STOCK          SECURITIES         STOCK
INVESTMENT INCOME (LOSS):                   SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                           ------------     ------------     ------------     ------------     ------------
  Dividend income                              $122,971         $182,314             $892          $14,371          $48,473
  Adverse mortality and expense charges
   (note 3)                                    (480,179)        (341,758)        (104,232)         (34,069)         (50,031)
                                           ------------     ------------     ------------     ------------     ------------
  Net investment income (loss)                 (357,208)        (159,444)        (103,340)         (19,698)          (1,558)
                                           ------------     ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received           14,551          575,856               --               --               --
   Proceeds from sale of securities           1,560,866        1,039,019          750,300          350,301          276,636
   Cost of securities sold                   (2,218,460)      (1,183,463)        (999,207)        (416,167)        (304,196)
                                           ------------     ------------     ------------     ------------     ------------
   Net realized gain (loss) on security
    transactions                               (643,043)         431,412         (248,907)         (65,866)         (27,560)
  Net change in unrealized appreciation
   or depreciation on investments           (15,342,776)      (7,109,098)      (2,254,233)        (707,114)        (400,213)
                                           ------------     ------------     ------------     ------------     ------------
   Net gain (loss) on investments           (15,985,819)      (6,677,686)      (2,503,140)        (772,980)        (427,773)
                                           ------------     ------------     ------------     ------------     ------------
Net increase (decrease) in net assets
  resulting from operations                ($16,343,027)     ($6,837,130)     ($2,606,480)       ($792,678)       ($429,331)
                                           ============     ============     ============     ============     ============

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                       STATEMENTS OF CHANGES IN NET ASSETS
                 For the Years Ended December 31, 2002 and 2001


                                                       MONEY MARKET SUBACCOUNT                    BOND SUBACCOUNT
OPERATIONS:                                             2002               2001               2002                2001
                                                        ----               ----               ----                ----
  Net investment income (loss)                         $138,264           $227,069         $3,339,315          $1,041,362
  Net realized gain (loss) on
   security transactions                                     --                 --             33,715               5,251
  Net change in unrealized appreciation
   or depreciation on investments                            --                 --          1,676,428            (525,937)
                                                  -------------      -------------      -------------       -------------
    Change in net assets from operations                138,264            227,069          5,049,458             520,676
                                                  -------------      -------------      -------------       -------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                       91,498,649         43,066,438        116,027,098          37,219,322
  Cost of units repurchased                         (75,182,410)       (15,230,239)       (46,821,742)         (5,578,348)
  Actuarial adjustments for mortality
   experience on annuities in payment period             (9,278)                --            (23,175)                  7
  Annuity benefit payments                               (1,017)                --             (2,155)               (236)
                                                  -------------      -------------      -------------       -------------
   Change in net assets from capital
    unit transactions                                16,305,944         27,836,199         69,180,026          31,640,745
                                                  -------------      -------------      -------------       -------------
Increase (decrease) in net assets                    16,444,208         28,063,268         74,229,484          32,161,421

NET ASSETS:
  Beginning of period                                28,539,310            476,042         32,787,191             625,770
                                                  -------------      -------------      -------------       -------------
  End of period                                     $44,983,518        $28,539,310       $107,016,675         $32,787,191
                                                  =============      =============      =============       =============

                                                      HIGH INCOME STOCK SUBACCOUNT              BALANCED SUBACCOUNT
OPERATIONS:                                             2002               2001               2002                2001
                                                        ----               ----               ----                ----
  Net investment income (loss)                         $817,808           $385,175         $2,246,693          $1,066,984
  Net realized gain (loss) on
   security transactions                                (36,506)           (10,266)          (622,323)          1,261,373
  Net change in unrealized appreciation
   or depreciation on investments                      (493,976)          (397,486)       (13,496,593)         (2,357,652)
                                                  -------------      -------------      -------------       -------------
    Change in net assets from operations                287,326            (22,577)       (11,872,223)            (29,295)
                                                  -------------      -------------      -------------       -------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                       16,330,259          8,612,860        108,442,290          72,445,293
  Cost of units repurchased                          (8,756,507)        (1,818,753)       (55,911,910)         (9,586,999)
  Actuarial adjustments for mortality
   experience on annuities in payment period             (9,483)                 4             (3,910)                 99
  Annuity benefit payments                               (1,203)              (136)           (13,481)             (2,718)
                                                  -------------      -------------      -------------       -------------
   Change in net assets from capital
    unit transactions                                 7,563,066          6,793,975         52,512,989          62,855,675
                                                  -------------      -------------      -------------       -------------
Increase (decrease) in net assets                     7,850,392          6,771,398         40,640,766          62,826,380

NET ASSETS:
  Beginning of period                                 7,147,108            375,710         65,515,495           2,689,115
                                                  -------------      -------------      -------------       -------------
  End of period                                     $14,997,500         $7,147,108       $106,156,261         $65,515,495
                                                  =============      =============      =============       =============

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                 STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
                 For the Years Ended December 31, 2002 and 2001

                                                  GROWTH AND INCOME STOCK SUBACCOUNT      CAPITAL APPRECIATION STOCK SUBACCOUNT
OPERATIONS:                                            2002               2001                   2002                2001
                                                       ----               ----                   ----                ----
  Net investment income (loss)                         $299,227           $120,376              ($357,208)          ($182,556)
  Net realized gain (loss) on
   security transactions                               (725,809)           544,996               (643,043)          3,031,144
  Net change in unrealized appreciation
   or depreciation on investments                   (15,954,953)        (2,256,872)           (15,342,776)         (4,087,834)
                                                  -------------      -------------          -------------       -------------
    Change in net assets from operations            (16,381,535)        (1,591,500)           (16,343,027)         (1,239,246)
                                                  -------------      -------------          -------------       -------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                       80,050,246         55,745,938             57,995,724          41,214,583
  Cost of units repurchased                         (43,323,654)        (9,968,808)           (31,109,313)         (6,659,910)
  Actuarial adjustments for mortality
   experience on annuities in payment period               (413)               156                   (495)                 95
  Annuity benefit payments                              (16,162)            (1,832)               (12,708)             (1,299)
                                                  -------------      -------------          -------------       -------------
   Change in net assets from capital
    unit transactions                                36,710,017         45,775,454             26,873,208          34,553,469
                                                  -------------      -------------          -------------       -------------
Increase (decrease) in net assets                    20,328,482         44,183,954             10,530,181          33,314,223

NET ASSETS:
  Beginning of period                                47,565,656          3,381,702             35,584,363           2,270,140
                                                  -------------      -------------          -------------       -------------
  End of period                                     $67,894,138        $47,565,656            $46,114,544         $35,584,363
                                                  =============      =============          =============       =============

                                                      MID-CAP STOCK SUBACCOUNT          MULTI-CAP GROWTH STOCK SUBACCOUNT
OPERATIONS:                                            2002               2001               2002                2001
                                                       ----               ----               ----                ----
  Net investment income (loss)                        ($159,444)           $25,717          ($103,340)           ($47,558)
  Net realized gain (loss) on
   security transactions                                431,412            773,648           (248,907)            (57,810)
  Net change in unrealized appreciation
   or depreciation on investments                    (7,109,098)           482,505         (2,254,233)           (820,304)
                                                  -------------      -------------      -------------       -------------
    Change in net assets from operations             (6,837,130)         1,281,870         (2,606,480)           (925,672)
                                                  -------------      -------------      -------------       -------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                       40,072,440         21,833,553         12,403,472           9,600,137
  Cost of units repurchased                         (19,823,921)        (3,767,828)        (6,252,250)         (1,852,572)
  Actuarial adjustments for mortality
   experience on annuities in payment period               (746)                35               (378)                 20
  Annuity benefit payments                              (14,770)              (629)            (7,752)               (353)
                                                  -------------      -------------      -------------       -------------
   Change in net assets from capital
    unit transactions                                20,233,003         18,065,131          6,143,092           7,747,232
                                                  -------------      -------------      -------------       -------------
Increase (decrease) in net assets                    13,395,873         19,347,001          3,536,612           6,821,560

NET ASSETS:
  Beginning of period                                20,596,204          1,249,203          7,669,753             848,193
                                                  -------------      -------------      -------------       -------------
  End of period                                     $33,992,077        $20,596,204        $11,206,365          $7,669,753
                                                  =============      =============      =============       =============

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                 STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
                 For the Years Ended December 31, 2002 and 2001

                                                   GLOBAL SECURITIES SUBACCOUNT          INTERNATIONAL STOCK SUBACCOUNT
OPERATIONS:                                            2002               2001               2002                2001
                                                       ----               ----               ----                ----
  Net investment income (loss)                         ($19,698)          ($10,598)           ($1,558)           ($19,237)
  Net realized gain (loss) on
   security transactions                                (65,866)            (5,642)           (27,560)             (8,175)
  Net change in unrealized appreciation
   or depreciation on investments                      (707,114)           (33,928)          (400,213)           (283,223)
                                                  -------------      -------------      -------------       -------------
    Change in net assets from operations               (792,678)           (50,168)          (429,331)           (310,635)
                                                  -------------      -------------      -------------       -------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                        4,333,952          2,925,388          6,750,834           3,993,506
  Cost of units repurchased                          (3,001,204)          (480,484)        (4,068,216)           (945,822)
  Actuarial adjustments for mortality
   experience on annuities in payment period                 60                 --               (304)                 22
  Annuity benefit payments                                 (846)               (60)            (5,185)               (307)
                                                  -------------      -------------      -------------       -------------
   Change in net assets from capital
    unit transactions                                 1,331,962          2,444,844          2,677,129           3,047,399
                                                  -------------      -------------      -------------       -------------
Increase (decrease) in net assets                       539,284          2,394,676          2,247,798           2,736,764

NET ASSETS:
  Beginning of period                                 2,527,264            132,588          3,081,428             344,664
                                                  -------------      -------------      -------------       -------------
  End of period                                      $3,066,548         $2,527,264         $5,329,226          $3,081,428
                                                  =============      =============      =============       =============

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                          NOTES TO FINANCIAL STATEMENTS

(1)   ORGANIZATION

      The CUNA Mutual Life Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Variable Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) to receive and invest net premiums paid under variable annuity contracts (Contracts).

      Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The net assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

(2)   SIGNIFICANT ACCOUNTING POLICIES

      Investments

      The Variable Account currently is divided into ten subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund (Class Z shares) or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

      The Variable Account invests in shares of Ultra Series Fund, a management investment company of the series type. It is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the company or their funds by the SEC.

      Ultra Series Fund currently has ten funds available as investment options under the Contracts. It may, in the future, create additional funds or classes that may or may not be available as investment options under the Contracts. Each fund has its own investment objective and the income, gains and losses for each fund are determined separately for that fund.

      MEMBERS Capital Advisors, Inc. serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of MEMBERS Capital Advisors' outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

      The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

      Federal Income Taxes

      The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not expect to incur federal income taxes on recorded earnings or the realized capital gains attributed to the Variable Account to the extent the earnings are credited under the contracts. Accordingly, no charge for income tax is currently recorded to the Variable Account. If such taxes are incurred by the Company in the future, a charge to the Variable Account may be assessed.

      Annuity Reserves

      Annuity reserves are computed for contracts in the payout stage according to the Annuity 2000 Mortality Table. The assumed investment return is 3.5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the insurance company.

      Use of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)   FEES AND CHARGES

      Contract Charges

      SURRENDER CHARGE/CONTINGENT DEFERRED SALES CHARGE (MEMBERS VARIABLE ANNUITY II ONLY). At the time purchase payments are paid, no charge is deducted for sales expenses. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

      For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. The surrender charge decreases by 1% for each full year that has elapsed since the purchase payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

      Subject to certain restrictions for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts.

      ANNUAL CONTRACT FEE. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary. The Company currently waives this fee for contracts with $25,000 or more of contract value.

      ANNUAL RIDER CHARGES. The Company deducts a charge on each contract anniversary for each of two optional death benefit riders. The charge is 0.15% of the average monthly contract value for the prior contract year.

      TRANSFER FEE. No charge is made for transfers. However, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year.

      PREMIUM TAXES. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal, (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.

      Variable Account Charges

      MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.15%.

(4)   INVESTMENT TRANSACTIONS

      The cost of shares purchased, including reinvestment of dividend distributions, during the year ended December 31, 2002, was as follows:

      Money Market Fund............................................................................    $71,830,305
      Bond Fund....................................................................................     75,950,038
      High Income Fund.............................................................................      9,145,363
      Balanced Fund................................................................................     58,959,059
      Growth and Income Stock Fund.................................................................     39,882,438
      Capital Appreciation Stock Fund..............................................................     28,105,501
      Mid-Cap Stock Fund...........................................................................     21,703,953
      Multi-Cap Growth Stock Fund..................................................................      6,793,975
      Global Securities Fund.......................................................................      1,663,272
      International Stock Fund.....................................................................      2,954,554

(5)   ACCUMULATION UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

      Transactions in accumulation units of each subaccount of the Variable Account for the years ended December 31, 2002 and 2001 were as follows:

                                                  MONEY                              HIGH                           GROWTH AND
                                                  MARKET            BOND            INCOME          BALANCED       INCOME STOCK
                                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                ----------       ----------       ----------       ----------       ----------
UNITS FOR CONTRACTS IN ACCUMULATION PERIOD:
Outstanding at December 31, 2000                     47,304           60,710           37,438          270,714          346,580
Sold                                              4,203,163        3,416,325          837,511        7,642,300        6,351,494
Repurchased                                      (1,484,189)        (507,283)        (178,898)      (1,034,848)      (1,179,449)
                                               ------------     ------------     ------------     ------------     ------------
Outstanding at December 31, 2001                  2,766,278        2,969,752          696,051        6,878,166        5,518,625
Sold                                              8,854,540       10,158,882        1,598,640       12,292,410       10,577,378
Repurchased                                      (7,276,325)      (4,101,650)        (862,484)      (6,506,502)      (5,937,241)
                                               ------------     ------------     ------------     ------------     ------------
Outstanding at December 31, 2002                  4,344,493        9,026,984        1,432,207       12,664,074       10,158,762
                                               ------------     ------------     ------------     ------------     ------------

UNITS FOR ANNUITIZED CONTRACTS:
Outstanding at December 31, 2000                         --               --               --               --               --
Sold                                                     --              450              275            5,103            5,026
Repurchased                                              --              (22)             (14)            (297)            (220)
                                               ------------     ------------     ------------     ------------     ------------
Outstanding at December 31, 2001                         --              428              261            4,806            4,806
Sold                                                  2,504            9,113            2,596           28,829            5,734
Repurchased                                            (997)          (2,185)          (1,035)          (2,112)          (2,400)
                                               ------------     ------------     ------------     ------------     ------------
Outstanding at December 31, 2002                      1,507            7,356            1,822           31,523            8,140
                                               ------------     ------------     ------------     ------------     ------------

Total units outstanding December 31, 2002         4,346,000        9,034,340        1,434,029       12,695,597       10,166,902
                                               ============     ============     ============     ============     ============

                                                 CAPITAL                          MULTI-CAP
                                               APPRECIATION       MID-CAP           GROWTH           GLOBAL        INTERNATIONAL
                                                  STOCK            STOCK            STOCK          SECURITIES         STOCK
UNITS FOR CONTRACTS IN ACCUMULATION PERIOD:     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                               ------------     ------------     ------------     ------------     ------------
Outstanding at December 31, 2000                    241,242          122,396           97,734           13,024           35,456
Sold                                              4,782,979        2,077,912        1,506,849          321,843          476,238
Repurchased                                        (819,448)        (366,889)        (312,826)         (54,917)        (119,443)
                                               ------------     ------------     ------------     ------------     ------------
Outstanding at December 31, 2001                  4,204,773        1,833,419        1,291,757          279,950          392,251
Sold                                              8,777,305        3,881,858        2,602,762          542,533          898,202
Repurchased                                      (4,940,000)      (2,006,072)      (1,340,287)        (384,286)        (542,965)
                                               ------------     ------------     ------------     ------------     ------------
Outstanding at December 31, 2002                  8,042,078        3,709,205        2,554,232          438,197          747,488
                                               ------------     ------------     ------------     ------------     ------------

UNITS FOR ANNUITIZED CONTRACTS:
Outstanding at December 31, 2000                         --               --               --               --               --
Sold                                                  5,175            3,024            2,037              107            1,071
Repurchased                                            (161)             (63)             (61)              (7)             (38)
                                               ------------     ------------     ------------     ------------     ------------
Outstanding at December 31, 2001                      5,014            2,961            1,976              100            1,033
Sold                                                  2,391            1,730            2,789            1,258                5
Repurchased                                          (2,255)          (1,632)          (1,875)            (106)            (769)
                                               ------------     ------------     ------------     ------------     ------------
Outstanding at December 31, 2002                      5,150            3,059            2,890            1,252              269
                                               ------------     ------------     ------------     ------------     ------------

Total units outstanding December 31, 2002         8,047,228        3,712,264        2,557,122          439,449          747,757
                                               ============     ============     ============     ============     ============

(6)   CONDENSED FINANCIAL INFORMATION

      The table below gives per unit information about the financial history of each subaccount for each period.

                                         MONEY MARKET                BOND                 HIGH INCOME              BALANCED
                                          SUBACCOUNT              SUBACCOUNT              SUBACCOUNT           STOCK SUBACCOUNT
                                          ----------              ----------              ----------           ----------------

UNIT VALUE:                             2002        2001        2002        2001        2002        2001        2002         2001
                                        ----        ----        ----        ----        ----        ----        ----         ----
  Beginning of period                  $10.32      $10.06      $11.04      $10.31      $10.26      $10.04       $9.52        $9.93

  End of period                         10.35       10.32       11.85       11.04       10.46       10.26        8.36         9.52

NET ASSETS AT END OF PERIOD (000S)     44,984      28,539     107,017      32,787      14,998       7,147     106,156       65,515

UNITS OUTSTANDING AT END OF
  PERIOD (000S)                         4,346       2,766       9,034       2,970       1,434         696      12,696        6,883

TOTAL RETURN(1)                          0.29%       2.58%       7.34%       7.08%       1.95%       2.19%     (12.18%)      (4.13%)

INVESTMENT INCOME RATIO(2)               1.48%       2.88%       6.08%       9.11%       8.45%      12.02%       3.61%        4.54%

EXPENSE RATIO(3)                         1.15%       1.15%       1.15%       1.15%       1.15%       1.15%       1.15%        1.15%

                                      GROWTH AND INCOME       CAPITAL APPRECIATION           MID-CAP            MULTI-CAP GROWTH
                                       STOCK SUBACCOUNT         STOCK SUBACCOUNT        STOCK SUBACCOUNT        STOCK SUBACCOUNT
                                       ----------------         ----------------        ----------------        ----------------

UNIT VALUE:                            2002         2001         2002         2001       2002         2001       2002        2001
                                       ----         ----         ----         ----       ----         ----       ----        ----
  Beginning of period                  $8.61        $9.76        $8.45        $9.41     $11.22       $10.21      $5.93       $8.68

  End of period                         6.68         8.61         5.73         8.45       9.16        11.22       4.38        5.93

NET ASSETS AT END OF PERIOD (000S)    67,894       47,566       46,115       35,584     33,992       20,596     11,206       7,670

UNITS OUTSTANDING AT END OF
  PERIOD (000S)                       10,167        5,523        8,047        4,210      3,712        1,836      2,557       1,294

TOTAL RETURN(1)                       (22.42%)     (11.78%)     (32.19%)     (10.20%)   (18.36%)       9.89%    (26.14%)    (31.68%)

INVESTMENT INCOME RATIO(2)              1.64%        1.63%        0.29%        0.13%      0.61%        1.40%      0.01%       0.00%

EXPENSE RATIO(3)                        1.15%        1.15%        1.15%        1.15%      1.15%        1.15%      1.15%       1.15%

                                         GLOBAL SECURITIES         INTERNATIONAL
                                            SUBACCOUNT           STOCK SUBACCOUNT
                                            ----------           ----------------

UNIT VALUE:                             2002         2001        2002         2001
                                        ----         ----        ----         ----
  Beginning of period                   $9.02       $10.18       $7.84        $9.72

  End of period                          6.98         9.02        7.13         7.84

NET ASSETS AT END OF PERIOD (000S)      3,067        2,527       5,329        3,081

UNITS OUTSTANDING AT END OF
  PERIOD (000S)                           439          280         748          393

TOTAL RETURN(1)                       (22.62%)     (11.39%)     (9.06%)     (19.34%)

INVESTMENT INCOME RATIO(2)              0.49%        0.35%       1.11%        0.04%

EXPENSE RATIO(3)                        1.15%        1.15%       1.15%        1.15%

(1) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(2) These amounts represent dividend income, excluding capital gain distributions, received by the subaccount from the underlying mutual fund divided by the average net assets. These ratios exclude adverse mortality and expense charges that result in direct reductions in the unit values. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(3) These ratios represent the annualized contract expenses of the separate account, consisting of adverse mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Other charges made directly to contract owner accounts and expenses of the underlying fund are excluded.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS VARIABLE ANNUITY II AND MEMBERS CHOICE VARIABLE ANNUITY
                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of CUNA Mutual Life Insurance Company and Contract Owners of CUNA Mutual Life Variable Annuity Account

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of CUNA Mutual Life Variable Annuity Account (comprising, respectively, the Money Market, Bond, High Income, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Multi-Cap Growth Stock (formerly known as Emerging Growth), Global Securities and International Stock Subaccounts for MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity) as of December 31, 2002, the results of each of their operations and the changes in each of their net assets for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the CUNA Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 2002 with Ultra Series Fund, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
February 7, 2003